Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 50,700,000	$ 27,080,000	$ 9,602,000
Restricted cash and cash equivalents	225,000	225,000	0
Marketable securities	117,130,000	6,659,000	0
Accounts receivable	955,000	1,677,000	2,482,000
Inventories	2,921,000	4,002,000	2,926,000
Other current assets	9,771,000	1,824,000	2,003,000
Total current assets	181,702,000	41,467,000	17,013,000
Restricted cash and cash equivalents		0	225,000
Property and equipment, net	7,765,000	7,867,000	8,436,000
Goodwill	701,000	701,000	701,000
Other long-term assets	1,285,000	1,829,000	1,827,000
Total assets	191,453,000	51,864,000	28,202,000
Current liabilities:
Accrued liabilities	7,667,000	3,182,000	3,817,000
Accounts payable	8,250,000	3,456,000	3,826,000
Current portion of long-term debt, net	1,949,000	7,791,000	9,585,000
Bridge note payable		0	1,500,000
Other current liabilities	442,000	344,000	82,000
Total current liabilities	18,308,000	14,773,000	18,810,000
Long-term debt, net	26,877,000	1,555,000	9,301,000
Simple Agreements for Future Equity ("SAFE") liabilities		0	122,588,000
Warrant liabilities	15,412,000	1,122,000	866,000
Other long-term liabilities	1,240,000	1,401,000	1,304,000
Total liabilities	61,837,000	18,851,000	152,869,000
Commitments and Contingencies
Stockholders' deficit
Common stock, value		0	0
Additional paid-in capital	15,212,000	10,474,000	2,818,000
Accumulated other comprehensive loss	(20,000)	(1,000)	0
Treasury stock	0	0	0
Retained earnings/(accumulated deficit)	(294,430,000)	(222,203,000)	(127,485,000)
Total stockholders' deficit	(279,238,000)	(211,730,000)	(124,667,000)
Total liabilities, mezzanine equity and stockholders' deficit	191,453,000	51,864,000	28,202,000
Series A Redeemable Convertible Preferred Stock
Mezzanine equity
Preferred stock, value	244,743,000	244,743,000	0
Class A Common Stock	244,743,000	244,743,000
Stockholders' deficit
Total stockholders' deficit		244,743,000	0
Series X Redeemable Convertible Preferred Stock
Mezzanine equity
Preferred stock, value	164,111,000
Class A Common Stock	164,111,000
Founders Preferred Stock
Stockholders' deficit
Preferred stock	0	0	0
Total stockholders' deficit		0	0
Class A Common Stock
Stockholders' deficit
Common stock, value	0	0
Class B Common Stock
Stockholders' deficit
Common stock, value	0	0
Gores Metropoulos, Inc.
Assets
Cash and cash equivalents	518,874	1,365,240	52,489
Deferred offering costs			437,375
Prepaid assets	59,460	136,399
Total current assets	578,334	1,501,639	489,864
Deferred income tax		2,353
Investments and cash held in Trust Account	405,725,195	406,434,959
Total assets	406,303,529	407,938,951	489,864
Current liabilities:
Accrued liabilities	2,935,896	53,203	335,418
State franchise tax accrual	30,000	200,000	1,431
Notes and advances payable – related party			150,000
Current income tax and interest payable	133,004	1,102,662
Total current liabilities	3,098,900	1,355,865	486,849
Deferred underwriting compensation	14,000,000	14,000,000
Total liabilities	17,098,900	15,355,865	486,849
Commitments and Contingencies
Mezzanine equity
Class A Common Stock	384,204,620	387,134,760
Stockholders' deficit
Preferred stock	0	0	0
Additional paid-in capital	2,954,117	24,006	23,922
Retained earnings/(accumulated deficit)	2,044,734	5,423,191	(21,985)
Total stockholders' deficit	5,000,009	5,448,326	3,015
Total liabilities, mezzanine equity and stockholders' deficit	406,303,529	407,938,951	489,864
Gores Metropoulos, Inc. | Class A Common Stock
Stockholders' deficit
Common stock, value	158	129
Total stockholders' deficit	158	129
Gores Metropoulos, Inc. | Class F Common Stock
Stockholders' deficit
Common stock, value	1,000	1,000	1,078
Total stockholders' deficit	$ 1,000	$ 1,000	$ 1,078